Operating Expenses - Summary of Research and Development (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Operating Expense [Abstract]
Personnel expenses	€ 37,112	€ 32,777	€ 13,268
Sub-contracting,collaboration, and consultants	54,397	34,413	15,325
Research supplies	1,464	1,234	911
Rental	2,018	1,903	1,094
Conferences, travel expenses	2,807	2,387	1,233
Depreciation and amortization	2,424	1,141	1,000
Small equipments and other supplies	2,646	2,675	795
Others	2,364	2,298	608
Total research and development expenses	€ 105,232	€ 78,828	€ 34,234